T. ROWE PRICE Target 2030 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 44.0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  79,505 15,919 10,571 18,401,916 86,305
New Income Fund  69,721 11,264 9,618 9,228,822 74,015
International Bond Fund (USD
Hedged)  24,486 4,664 3,386 3,119,312 26,670
Dynamic Global Bond Fund  16,455 3,360 2,515 2,284,068 17,930
Emerging Markets Bond Fund  16,525 2,651 2,303 1,890,681 17,678
U.S. Treasury Long-Term Index
Fund  16,399 2,460 2,763 2,321,418 17,295
High Yield Fund  15,038 2,234 1,952 2,653,380 15,841
Floating Rate Fund  5,974 798 1,221 599,171 5,560
Dynamic Credit Fund  2,347 684 353 304,599 2,729
Total Bond Mutual Funds (Cost $278,461) 264,023
EQUITY MUTUAL FUNDS 53.7%
T. Rowe Price Funds:
Value Fund  52,026 7,087 8,314 1,053,824 50,014
Growth Stock Fund  48,455 5,919 8,783 436,271 46,341
U.S. Large-Cap Core Fund  33,966 4,319 4,983 790,482 33,034
Equity Index 500 Fund  27,508 6,816 6,997 195,537 30,662
Overseas Stock Fund  25,395 2,492 2,897 1,851,527 24,829
International Value Equity Fund  24,764 2,235 3,014 1,323,305 24,534
International Stock Fund  22,236 1,817 2,788 1,055,637 21,693
Real Assets Fund  21,504 2,167 2,440 1,439,814 21,151
Hedged Equity Fund  12,787 1,708 1,516 1,099,588 13,910
Mid-Cap Growth Fund  12,334 1,872 2,136 113,982 11,312
Mid-Cap Value Fund  11,473 2,075 1,918 333,056 10,811
Emerging Markets Discovery Stock
Fund  8,966 925 964 639,856 9,060
Emerging Markets Stock Fund  7,269 993 926 217,978 7,383
Small-Cap Value Fund  6,981 1,074 1,128 128,312 6,760
Small-Cap Stock Fund  6,651 1,334 1,684 104,868 5,924
New Horizons Fund (2) 5,383 583 755 93,318 5,220
Total Equity Mutual Funds (Cost $230,960) 322,638
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  60 5,235 5,227 682 66
Total Other Mutual Funds (Cost $68) 66

T. ROWE PRICE Target 2030 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 14,719 17,065 17,721 14,063,234 14,063
Total Short-Term Investments (Cost $14,063) 14,063
Total Investments in Securities 100.0%
(Cost $523,552) $ 600,790
Other Assets Less Liabilities (0.0)% (273)
Net Assets 100.0% $ 600,517
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2030 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (3) $ 51 $ 142
Dynamic Global Bond Fund  (221) 630 478
Emerging Markets Bond Fund  (310) 805 871
Emerging Markets Discovery Stock Fund  58 133 370
Emerging Markets Stock Fund  (2) 47 141
Equity Index 500 Fund  281 3,335 298
Floating Rate Fund  (24) 9 354
Growth Stock Fund  5,759 750 94
Hedged Equity Fund  274 931 211
High Yield Fund  (134) 521 846
International Bond Fund (USD Hedged)  (309) 906 722
International Stock Fund  392 428 387
International Value Equity Fund  552 549 785
Limited Duration Inflation Focused Bond Fund  (756) 1,452 3,517
Mid-Cap Growth Fund  1,288 (758) 72
Mid-Cap Value Fund  1,540 (819) 210
New Horizons Fund  306 9 —
New Income Fund  (1,065) 2,648 2,626
Overseas Stock Fund  346 (161) 770
Real Assets Fund  75 (80) 509
Small-Cap Stock Fund  1,023 (377) 85
Small-Cap Value Fund  663 (167) 107
Transition Fund  (38) (2) —
U.S. Large-Cap Core Fund  2,604 (268) 383
U.S. Treasury Long-Term Index Fund  (738) 1,199 514
Value Fund  4,849 (785) 842
U.S. Treasury Money Fund, 4.44% — — 513
Totals $ 16,410# $ 10,986 $ 15,847+

T. ROWE PRICE Target 2030 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $12,215 of the net realized gain (loss).
+ Investment income comprised $15,847 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2030 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2030 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2030 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F187-054Q3 02/25